CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND DEFICIT - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary equity balance at the beginning (in shares)	21,257,708	21,257,708		21,257,708	21,257,708	21,257,708	21,257,708
Balance at the beginning	$ (286,692)	$ (270,413)	$ (227,451)	$ (223,824)	$ (270,413)	$ (223,824)	$ (223,824)	$ (203,234)
Net loss	(15,379)	(17,639)	(2,497)	(5,056)	(33,018)	(7,553)	(52,556)	(55,637)
Issuance of common stock in connection with litigation settlement								28,966
Stock-based compensation expense	1,145	$ 1,360	1,722	1,429			$ 5,967	$ 6,081
Debt extinguishment due to warrant modification	$ 17,036				$ 17,000
Temporary equity balance at the end (in shares)	21,257,708	21,257,708			21,257,708		21,257,708	21,257,708
Balance at the ending	$ (283,890)	$ (286,692)	$ (228,226)	$ (227,451)	$ (283,890)	$ (228,226)	$ (270,413)	$ (223,824)
Common Stock
Balance at the beginning (in shares)	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	112,167,666
Balance at the beginning	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 11
Issuance of common stock in connection with litigation settlement								$ 3
Issuance of common stock in connection with litigation settlement (in shares)								26,680,511
Balance at the ending (in shares)	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177
Balance at the ending	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14
Additional Paid-in Capital
Balance at the beginning	187,348	187,348	187,348	187,348	187,348	187,348	187,348	158,385
Issuance of common stock in connection with litigation settlement								28,963
Debt extinguishment due to warrant modification	17,036				17,000
Balance at the ending	204,384	187,348	187,348	187,348	204,384	187,348	187,348	187,348
Accumulated Deficit
Balance at the beginning	(492,478)	(474,839)	(427,339)	(422,283)	(474,839)	(422,283)	(422,283)	(366,646)
Net loss	(15,379)	(17,639)	(2,497)	(5,056)			(52,556)	(55,637)
Balance at the ending	$ (507,857)	$ (492,478)	$ (429,836)	$ (427,339)	$ (507,857)	$ (429,836)	$ (474,839)	$ (422,283)
Treasury Stock
Balance at the beginning (in shares)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)
Balance at the beginning	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)
Balance at the ending (in shares)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)
Balance at the ending	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)
Non-controlling Interest
Balance at the beginning	18,447	17,087	12,549	11,120	17,087	11,120	11,120	5,039
Stock-based compensation expense	1,145	1,360	1,722	1,429			5,967	6,081
Balance at the ending	$ 19,592	$ 18,447	$ 14,271	$ 12,549	$ 19,592	$ 14,271	$ 17,087	$ 11,120
Convertible Preferred Stock
Temporary equity balance at the beginning (in shares)	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708
Temporary equity balance at the beginning	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949
Temporary equity balance at the end (in shares)	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708
Temporary equity balance at the end	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949